LONG-TERM DEBT AND LEASE OBLIGATIONS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lon-term debt, including capital lease obligations
Total	$ 4,489
2012	66
2013	226
2014	67
2015	476
2016	82
Later Years	3,572
Long-term non-cancelable operating leases
Total	416
2012	109
2013	99
2014	59
2015	40
2016	30
Later Years	79
Rental expense
Rental expense under operating leases	143	134	141
Sublease income	$ 8	$ 12	$ 17